Segment reporting - Summarized financial information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment			3
Revenues from external customers	$ 433.3	$ 435.4	$ 872.9	$ 853.1
Segment Adjusted EBITDA	277.3	287.2	563.7	499.7
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenues from external customers			0.0
Nigeria
Disclosure of operating segments [line items]
Revenues from external customers	260.4	269.6	531.7	497.3
Segment Adjusted EBITDA	170.7	171.4	349.8	274.3
SSA
Disclosure of operating segments [line items]
Revenues from external customers	127.8	108.2	248.6	239.5
Segment Adjusted EBITDA	73.1	76.4	144.8	146.1
Latam
Disclosure of operating segments [line items]
Revenues from external customers	45.1	46.5	92.6	94.3
Segment Adjusted EBITDA	$ 33.5	33.3	$ 69.1	67.1
MENA
Disclosure of operating segments [line items]
Revenues from external customers		11.1		22.0
Segment Adjusted EBITDA		$ 6.1		$ 12.2